INCOME TAXES (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)
INCOME TAXES
Balance at beginning of year	8,795	6,089	$ 1,796
Additions based on tax positions related to the current year	1,372	2,221
Other - interest and penalty	706	485
Balance at end of year	10,873	8,795	$ 1,796